Investments (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
FaceBank Group, Inc Pre-Merger [Member]
Investments

Note 5 – Investments

Nexway

The Company had an equity investment of 62.3% in Nexway AG (“Nexway”), which it acquired on September 16, 2019. The equity investment in Nexway was a controlling financial interest and the Company consolidated its investment in Nexway under ASC 810, Consolidation.

On March 31, 2020, the Company relinquished 20% of the total Nexway shareholder votes associated with its investment, which reduced the Company’s voting interest in Nexway to 37.6%. As a result of the Company’s loss of control in Nexway, the Company deconsolidated Nexway as of March 31, 2020 as it no longer has a controlling financial interest.

As of March 31, 2020, the fair value of the Nexway shares owned by the Company is approximately $2.4 million, calculated as follows (dollars in thousands, except per share value):

Price per share Euros	€5.28
Exchange rate	1.1032
Price per share USD	$5.82
Nexway shares held by the Company	407,550
Fair value - investment in Nexway	$2,374

The deconsolidation of Nexway resulted in a loss of approximately $11.9 million calculated as follows:

Cash	$5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	$70,963
Less:
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	$54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value – investment in Nexway	(14,293)
Less: fair value of shares owned by Facebank	2,374
Loss on deconsolidation of Nexway	$11,919

Panda Interests

In March 2019, the Company entered into an agreement to finance and co-produce Broadway Asia’s theatrical production of DreamWorks’ Kung Fu Panda Spectacular Live at the Venetian Theatre in Macau, Hong Kong (“Macau Show”). The Company determined the fair value of the profits interest to be approximately $1.7 million as of the date of this transaction and $2.0 million as of March 31, 2020 and December 31, 2019.

The table below summarizes the Company’s profits interest at March 31, 2020 and December 31, 2019 (in thousands except for unit and per unit information):

Panda units granted	26.2
Fair value per unit on grant date	$67,690
Grant date fair value	$1,773
Change in fair value of Panda interests	$198
Fair value at December 31, 2019	$1,971
Change in fair value of Panda interests	-
Fair value at March 31, 2020	$1,971

Note 6 – Investments

In March 2019, the Company entered into an agreement to finance and co-produce Broadway Asia’s theatrical production of DreamWorks’ Kung Fu Panda Spectacular Live at the Venetian Theatre in Macau, Hong Kong, currently scheduled to open in January 2020 (“Macau Show”). The agreement requires the Company to invest at least $2 million in Panda, in exchange for which the Company has received an equity interest in the production, billing credit as associate producer, and certain rights to participate in possible future productions of DreamWorks’ Kung Fu Panda property in similar theatrical productions.

During the year ended December 31, 2019, the Company acquired an approximate 4% interest in Panda for $2.0 million. The Company has evaluated the guidance in ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, and elected to account for the investment using the measurement alternative as the equity securities are without a readily determinable fair value and do not give the Company significant influence over Panda. The measurement alternative at cost, less any impairment, plus or minus changes resulting from observable price changes.

As of December 31, 2019, the Company paid $1.0 million to Panda. On October 24, 2019, the Company entered into an agreement with Panda and issued 175,000 shares of its common stock as satisfaction of the remaining $1.0 million obligation. On October 24, 2019, the fair value of the 175,000 shares was approximately $1.9 million or $10.96 per share, and the additional $0.9 million was recorded as stock-based compensation expense during the year ended December 31, 2019. As of December 31, 2019, the Company has fully impaired its investment.

During the year ended December 31, 2019, the Company sold profits interests to accredited investors and received cash of $0.7 million. As part of this transaction, the Company also issued 209,050 common shares in connection with this transaction. As a result of this sale of the profits interest, the Company will potentially distribute approximately 5.2% of its proceeds received by the Company from the producer of the Macau Show. The Company allocated 100% of the amount of proceeds received from investors to the fair value of the profits interests based upon expected cash outflows on the Macau Shaw. The issuance of a profits interest meets the definition of a derivative in accordance with ASC 815, therefore, the Company will update the fair value of this profits interests on a quarterly basis and record any change in fair value as a component of other income (expense). The Company determined the fair value of the profits interest to be approximately $1.7 million as of the date of this transaction and $2.0 million as of December 31, 2019 (See Note 11).

The table below summarizes the Company’s profits interest at December 31, 2019 (in thousands except for unit and per unit information):

Panda units granted	26.2
Fair value per unit on grant date	$67,690
Grant date fair value	$1,773
Change in fair value of Panda interests	$198
Fair value at December 31, 2019	$1,971

As part of its acquisition of Facebank AG on August 15, 2019, the Company acquired investments in Paddle8 consisting of common shares and a term loan. Paddle8 is an online auction house that connects buyers and sellers of fine art and collectibles across the internet. The common shares hold a 49% voting interest and 33% economic interest in Paddle8 and were assessed to have an acquisition date fair value of $-0-, which is the carrying value as of December 31, 2019. The Company will account for its investment in the common shares under the equity method of accounting. The Company intends to hold the term loan until maturity and will accounted for the term loan at amortized cost, net of any allowance for loan loss. As of December 31, 2019, the Company had fully impaired the loan due to concerns about the quality of the security interest held and the continuing losses and poor financial condition of Paddle8.

In addition to the Paddle8 investment and loans, the Company also acquired through its acquisition of Nexway AG, an interest in a private partnership, Olma Funds, that holds equity interest in private companies in Europe. At the date of the acquisition, the investment fair value was determined to be approx. $1.8 million USD. The Company is treating this as the cost basis of the investment and does not re-value at fair value on a recurring basis, but retains the cost basis less any other than temporary impairments necessary. As of December 31, 2019, no impairments were deemed necessary.